DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 18, 2022 USD ($)	Dec. 31, 2022 USD ($) segment retailLocation shares	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 $ / shares	Aug. 31, 2021 $ / shares shares	Mar. 15, 2021 USD ($) $ / shares	Dec. 31, 2020 shares	Oct. 23, 2017 $ / shares shares
Number of stores | retailLocation		55
Goodwill, acquired during period				$ 234,035
Number of reportable segments | segment		2
Goodwill impairment loss		$ 218,646
Advertising, marketing and selling		$ 30,767		13,243
Employer matching contribution, percent of employees' pay		75.00%
Defined contribution plan, cost		$ 192		$ 722
Warrants outstanding (in shares) | shares		16,530		16,530				16,530
Fair value of warrants and rights				$ 40,000			$ 40,000
Warrants exercise price (in dollars per share) | $ / shares					$ 31.50		$ 33.00
Public Placement Warrants
Warrants outstanding (in shares) | shares		10,913
Warrants exercise price (in dollars per share) | $ / shares									$ 126.50
Class of warrant or right, number of securities called by each warrants or rights (in shares) | shares									10,913
Hercules Warrants
Warrants outstanding (in shares) | shares		5,617
Oaktree Warrant
Warrants exercise price (in dollars per share) | $ / shares					$ 31.50	$ 33.00
Class of warrant or right, number of securities called by each warrants or rights (in shares) | shares						1,212,121
Franchise Rights
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment of goodwill and franchise rights
Impairment of indefinite-lived intangible assets		$ 105,630
Automotive
Goodwill impairment loss		26,039
Powersports vehicles
Goodwill impairment loss		$ 218,646
Minimum | Technology development
Property, plant and equipment, useful life		3 years
Maximum | Technology development
Property, plant and equipment, useful life		5 years
RideNow
Goodwill, acquired during period			$ 207,675
Freedom Transaction
Number of stores | retailLocation		13
Goodwill, acquired during period	$ 29,099